Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES AND PROSPECTUS FOR EACH OF THE LISTED FUNDSXtrackers High Beta High Yield Bond ETF (HYUP)Xtrackers Low Beta High Yield Bond ETF (HYDW)Xtrackers Short Duration High Yield Bond ETF (SHYL)Each fund is classified as “diversified.”“Non-diversification risk” and all references to each fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference